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                          STREETTRACKS(R) SERIES TRUST


                        SUPPLEMENT DATED JANUARY 8, 2007
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED OCTOBER 31, 2006

1. The change in name for each Fund set forth below is effective immediately and all references in the SAI to the prior name are hereby revised to reflect the new name:

PRIOR NAME                                                  NEW NAME
streetTRACKS(R) DJ Wilshire Total Market ETF                SPDR(R) DJ Wilshire Total Market ETF

streetTRACKS(R) DJ Wilshire Large Cap ETF                   SPDR(R) DJ Wilshire Large Cap ETF

streetTRACKS(R) DJ Wilshire Large Cap Growth ETF            SPDR(R) DJ Wilshire Large Cap Growth ETF

streetTRACKS(R) DJ Wilshire Large Cap Value ETF             SPDR(R) DJ Wilshire Large Cap Value ETF

streetTRACKS(R) DJ Wilshire Mid Cap ETF                     SPDR(R) DJ Wilshire Mid Cap ETF

streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF              SPDR(R) DJ Wilshire Mid Cap Growth ETF

streetTRACKS(R) DJ Wilshire Mid Cap Value ETF               SPDR(R) DJ Wilshire Mid Cap Value ETF

streetTRACKS(R) DJ Wilshire Small Cap ETF                   SPDR(R) DJ Wilshire Small Cap ETF

streetTRACKS(R) DJ Wilshire Small Cap Growth ETF            SPDR(R) DJ Wilshire Small Cap Growth ETF

streetTRACKS(R) DJ Wilshire Small Cap Value ETF             SPDR(R) DJ Wilshire Small Cap Value ETF

streetTRACKS(R) Dow Jones Global Titans ETF                 SPDR(R) DJ Global Titans ETF

streetTRACKS(R) DJ Wilshire REIT ETF                        DJ Wilshire REIT ETF

streetTRACKS(R) KBW Bank ETF                                KBW Bank ETF

streetTRACKS(R) KBW Capital Markets ETF                     KBW Capital Markets ETF

streetTRACKS(R) KBW Insurance ETF                           KBW Insurance ETF

streetTRACKS(R) Morgan Stanley Technology ETF               Morgan Stanley Technology ETF

SPDR(R) Dividend ETF                                        SPDR(R) S&P(R) Dividend ETF

SPDR(R) Homebuilders ETF                                    SPDR(R) S&P(R) Homebuilders ETF

SPDR(R) Biotech ETF                                         SPDR(R) S&P(R) Biotech ETF

SPDR(R) Metals & Mining ETF                                 SPDR(R) S&P(R) Metals & Mining ETF

SPDR(R) Oil & Gas Equipment & Services ETF                  SPDR(R) S&P(R) Oil & Gas Equipment & Services ETF

SPDR(R) Oil & Gas Exploration & Production ETF              SPDR(R) S&P(R) Oil & Gas Exploration & Production ETF

SPDR(R) Pharmaceuticals ETF                                 SPDR(R) S&P(R) Pharmaceuticals ETF

SPDR(R) Retail ETF                                          SPDR(R) S&P(R) Retail ETF

SPDR(R) Semiconductor ETF                                   SPDR(R) S&P(R) Semiconductor ETF

streetTRACKS(R) KBW Regional Banking ETF                    KBW Regional Banking(SM) ETF



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE